Note 1 - Introduction, Basis For The Presentation Of The Consolidated Financial Statements, Internal Control Of Financial Information And Other Information (Details)	6 Months Ended
Jun. 30, 2018
Introduction, Basis For The Presentation Of The Consolidated Financial Statements, Internal Control Of Financial Information And Other Information
Name of reporting entity or other means of identification	Banco Bilbao Vizcaya Argentaria, S.A
Legal Form Of Entity	private-law entity
Country of incorporation	Spain
Domicile Of Entity	Bilbao
Address of entity's registered office	Plaza San Nicolás, 4 Bilbao
Name of ultimate parent of group	Banco Bilbao Vizcaya Argentaria Group
Statement of IFRS compliance [text block]

The aforementioned consolidated financial statements are presented in compliance with IFRS-IASB (International Financial Reporting Standards as issued by the International Accounting Standards Board) and in accordance with the EU-IFRS applicable as of December 31, 2017, considering the Bank of Spain Circular 4/2004, of December, 22 (and as amended thereafter), and with any other legislation governing financial reporting applicable to the Group in Spain.

Description of fact that amounts presented in financial statements are not entirely comparable	Although these estimates contemplate current conditions and how we expect them to change in the future as of the end of the reporting periods, future events may make it necessary to modify them (either up or down) over the coming years. This would be done prospectively in accordance with applicable standards, recognizing the effects of changes in the estimates in the corresponding consolidated income statement. During the first semester of 2018 there were no significant changes to the assumptions made as of December 31, 2017, except as indicated in these consolidated financial statements.